Employee Benefit Plans (Schedule Of Estimated Future Benefit Payments) (Details) $ in Millions	Dec. 31, 2021 USD ($)
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
2022	$ 181
2023	184
2024	188
2025	191
2026	192
2027-31	950
OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
2022	45
2023	47
2024	48
2025	48
2026	49
2027-31	$ 241